As filed with the Securities and Exchange Commission on or about June 27, 2003

                                        Securities Act Registration No. 33-61358
                                Investment Company Act Registration No. 811-7656

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
         Pre-Effective Amendment No.                                         [ ]
                                     -------
         Post-Effective Amendment No.    35                                  [X]
                                      ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
         Amendment No.    36                                                 [X]
                       -------
                        (Check appropriate box or boxes)

                     STRONG CONSERVATIVE EQUITY FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

100 Heritage Reserve
Menomonee Falls, Wisconsin                                              53051
(Address of Principal Executive Offices)                              (Zip Code)

       Registrant's Telephone Number, including Area Code: (414) 359-3400

                                Richard W. Smirl
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box).

     [X] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on (date) pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 27th day of June 2003.

                                   STRONG CONSERVATIVE EQUITY FUNDS, INC.
                                   (Registrant)

                                   By: /s/ Richard W. Smirl
                                      ---------------------------------------
                                      Richard W. Smirl, Vice President
                                      and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

                     NAME                                          TITLE                              DATED AS OF

                                                Chairman of the Board (Principal Executive
/s/ Richard S. Strong                           Officer) and a Director                           June 27, 2003
-----------------------------------------------
Richard S. Strong

                                                Treasurer (Principal Financial and
                                                Accounting Officer)                               June 27, 2003
-----------------------------------------------
John W. Widmer*


                                                Director                                          June 27, 2003
-----------------------------------------------
Willie D. Davis*


                                                Director                                          June 27, 2003
-----------------------------------------------
William F. Vogt*


                                                Director                                          June 27, 2003
-----------------------------------------------
Stanley Kritzik*


                                                Director                                          June 27, 2003
-----------------------------------------------
Neal Malicky*


                                                Director                                          June 27, 2003
-----------------------------------------------
Gordan B. Greer*

* Christopher O. Petersen signs this document pursuant to the power of attorney filed with this Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A.

                                              By: /s/ Christopher O. Petersen
                                                 ------------------------------
                                                 Christopher O. Petersen

                                  EXHIBIT INDEX

                                                                                     EDGAR
EXHIBIT NO.                                EXHIBIT                                   EXHIBIT NO.
-----------                                -------                                   -----------

(q)                         Power of Attorney dated June 27, 2003                       EX-99.q
